FAIR VALUE CHANGES (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Measurement [Abstract]
Fair value changes
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2019	2018	2019	2018
Investment properties	$(624)	$394	$(99)	$864
Transaction related gains, net of deal costs	(174)	443	(246)	977
Financial contracts	(180)	176	(225)	(17)
Impairment and provisions	(333)	(14)	(364)	(51)
Other fair value changes	(87)	(166)	(295)	(368)
	$(1,398)	$833	$(1,229)	$1,405